PRUDENTIAL HIGH YIELD FUND, INC.

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

August 22, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     485(a) Filing for Prudential High Yield Fund, Inc.

Registration Nos. 002-63394 and 811-02896

Dear Sir or Madam:

      We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates October 26, 2011 as its effective date. The purpose for this filing is to register a new class of shares for the Fund, to be known as Class “Q” shares.
     Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary